Related Party Balances and Transactions (Details) - USD ($)							12 Months Ended
	May 30, 2025	Sep. 24, 2024	Feb. 14, 2024	Jan. 09, 2024	Sep. 25, 2023	Jun. 03, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Related Party Balances and Transactions [Line Items]
Transferred amount									$ 4,295,120
Mr. Jianying Lin [Member]
Related Party Balances and Transactions [Line Items]
Balance receivable							$ 150,876
Mr. Lin [Member]
Related Party Balances and Transactions [Line Items]
Transferred amount							224,839
Temporary lending amount							73,963
Due from Related Parties [Member]
Related Party Balances and Transactions [Line Items]
Due from related parties									4,295,120
Mr. Wenshan Xie [Member]
Related Party Balances and Transactions [Line Items]
Collected amount								4,295,120
Payable balance							2,409,951	1,817,302
Mr. Xie [Member]
Related Party Balances and Transactions [Line Items]
Working capital							720,835	1,509,350	624,385
Repaid amount							128,186	141,055	$ 270,998
Ms. Zhaodi Zeng [Member]
Related Party Balances and Transactions [Line Items]
Payable balance							90,000	90,000
Ms. Ling Chen [Member]
Related Party Balances and Transactions [Line Items]
Payable balance								1,247,396
Ms. Chen [Member]
Related Party Balances and Transactions [Line Items]
Repaid amount								$ 13,365
Share Incentive Plan [Member]
Related Party Balances and Transactions [Line Items]
Reverse stock splits (in Shares)		12,000	12,000		12,000
Fair value compensation						$ 216,548
Par value						34,400
Additional paid-in capital						$ 182,148
Share Incentive Plan [Member] | Mr. Xie [Member]
Related Party Balances and Transactions [Line Items]
Granted shares (in Shares)				340,000
Reverse stock splits (in Shares)	136	136	136
Fair value compensation							213,520
Par value							68,000
Additional paid-in capital							$ 145,520
Share Incentive Plan [Member] | Directors and Officers [Member]
Related Party Balances and Transactions [Line Items]
Granted shares (in Shares)						1,720,000
Reverse stock splits (in Shares)	69	69	69		69